SHAREHOLDERS' EQUITY - Share and Equity Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 28, 2021	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Adjustment of preferred shares to redemption value			$ 0	$ (5,793)
Shares Issued for Shares Payable - Business Acquisitions			$ 3,834	4,446
Shares Issued for Exercise of Warrants (in shares)			135,489
Shares Issued for Exercise of Warrants			$ 252
Stock issued during period shares exchange of exchangeable shares (in shares)			1,937,049
Options exercised (in shares)			892,095
Shares Issued for Exercise of Options			$ 1,942
Shares Issued for 2023 Bonus			2,715	0
Shares Issued for Vested GH Group Non-Qualified Options (in shares)	1,433,810
Shares Issued for Vested GH Group Non-Qualified Options		$ 2,800	2,757	0
Shares Issued for Payment of Interest on Convertible Debentures			$ 1,292	$ 1,293
Natural Healing Center LLC
Class of Stock [Line Items]
Share issued (in shares)			190,575
NHC Turlock, LLC
Class of Stock [Line Items]
Share issued (in shares)			107,379
NHC MMB, LLC
Class of Stock [Line Items]
Share issued (in shares)			167,843
Two Thousand Twenty Three Bonus Plan
Class of Stock [Line Items]
Shares Issued for 2023 Bonus			$ 2,700
ATM Program
Class of Stock [Line Items]
Share issued (in shares)			10,000
Shares issued, price per share (in dollars per share)			$ 6.72
Gross proceeds			$ 67
Net proceeds			66
Sales commissions			$ 1
Preferred Series C Shares | GH Group Inc.
Class of Stock [Line Items]
Number of warrants issued				60,000
Warrant exercise price (in dollar per share)				$ 5.00
Fair value of non-controlling interest				$ 216
Newly issued warrants				84
Adjustment of preferred shares to redemption value				$ 84
Shares Issued for Payment of Interest on Convertible Debentures (in shares)				271,063
Shares Issued for Payment of Interest on Convertible Debentures				$ 1,300
Preferred Series C Shares | GH Group Inc. | Plus Acquisition
Class of Stock [Line Items]
Shares Issued for Shares Payable - Business Acquisition (in shares)				1,300,006
Shares Issued for Shares Payable - Business Acquisitions				$ 4,400
Preferred Series C Shares | Private Placement | GH Group Inc.
Class of Stock [Line Items]
Share issued (in shares)				300
Aggregate face value				$ 300
Preferred Series D Shares | GH Group Inc.
Class of Stock [Line Items]
Share issued (in shares)				15,000
Aggregate face value				$ 15,000
Number of warrants issued				3,000,000
Warrant exercise price (in dollar per share)				$ 6.00
Fair value of non-controlling interest				$ 9,300
Newly issued warrants				5,700
Adjustment of preferred shares to redemption value				$ 5,700
Exchangeable Voting Shares | Common Stock
Class of Stock [Line Items]
Shares Issued for Conversion of Exchangeable Shares (in shares )			(1,936,085)
Subordinate Equity Shares | Common Stock
Class of Stock [Line Items]
Shares Issued for Shares Payable - Business Acquisition (in shares)			465,797	1,300,006
Shares Issued for Exercise of Warrants (in shares)			135,489
Shares Issued for Conversion of Exchangeable Shares (in shares )			1,937,049	3,612,599
Shares Issued for Vesting of Restricted Stock Units (in shares)			2,603,040	1,149,163
Options exercised (in shares)			838,398
Shares Issued for 2023 Bonus (in shares)			286,406
Shares Issued for Vested GH Group Non-Qualified Options (in shares)			1,433,810
Shares Issued for Payment of Interest on Convertible Debentures (in shares)			191,411	271,063